Income taxes (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Income Tax [Abstract]
Income tax expense (recovery)
Income tax expense (recovery) includes the following components:

	2023	2022
	$	$

Current
Related to current year	2,880	1,214
Related to prior years	(411)	(111)
	2,469	1,103
Deferred
Related to current year	(6,338)	(27,831)
Related to prior years	(350)	(193)
	(6,688)	(28,024)

Total income tax recovery	(4,219)	(26,921)
The income tax expense (recovery) reported, which includes foreign taxes, differs from the amount of the income tax expense (recovery) computed by applying Canadian statutory rates as follows:

	2023	2022
	$	$

Loss before income taxes	(1,074,228)	(315,354)
Statutory tax rate	26.5%	26.5%
Income tax recovery at the statutory tax rate	(284,671)	(83,589)
Impact of rate differential of foreign jurisdiction	9,944	7,078
Non-deductible share-based compensation and related costs	33,771	20,208
Acquisition-related compensation and transaction-related costs	1,267	1,480
Other non-deductible expenses (credits) and non-taxable amounts	728	(192)
Adjustment related to prior years	(761)	(304)
Goodwill impairment	198,409	—
Changes in unrecognized benefits of deferred tax assets	38,673	27,972
Impact of foreign exchange and other	(1,579)	426

Total income tax recovery	(4,219)	(26,921)

Deferred tax assets/liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2023	2022

Deferred tax assets	$	$
Property and equipment	3,179	2,402
Non-capital losses carried forward	49,467	78,292
Lease liabilities	6,045	6,354
Deferred revenue	530	1,217
Interest expenses carried forward	3,170	5,852
Other	17,760	6,338
Total deferred tax assets	80,151	100,455

Deferred tax liabilities
Property and equipment	(562)	(299)
Intangible assets	(67,972)	(97,647)
Lease right-of-use assets	(5,028)	(5,140)
Other	(6,288)	(4,048)
Total deferred tax liabilities	(79,850)	(107,134)

Net deferred tax assets (liabilities)	301	(6,679)

As presented on the consolidated balance sheets:
Deferred tax assets	301	154
Deferred tax liabilities	—	(6,833)

Net deferred tax assets (liabilities)	301	(6,679)
2023

	Balance as at March 31, 2022	Charged (credited) to consolidated statement of loss	Business acquisitions and other	Balance as at March 31, 2023
	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,103	514	—	2,617
Intangible assets	(97,647)	29,675	—	(67,972)
Lease liabilities	6,354	(309)	—	6,045
Lease right-of-use assets	(5,140)	112	—	(5,028)
Non-capital losses carried forward	78,292	(28,825)	—	49,467
Deferred revenue	1,217	(687)	—	530
Interest expenses carried forward	5,852	(2,682)	—	3,170
Other	2,290	8,890	292	11,472

Net deferred tax assets (liabilities)	(6,679)	6,688	292	301
2022

	Balance as at March 31, 2021	Charged (credited) to consolidated statement of loss	Business acquisitions and other	Balance as at March 31, 2022
	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,061	75	(33)	2,103
Intangible assets	(50,476)	22,042	(69,213)	(97,647)
Lease liabilities	6,073	5	276	6,354
Lease right-of-use assets	(5,000)	86	(226)	(5,140)
Non-capital losses carried forward	41,308	3,439	33,545	78,292
Deferred revenue	1,011	206	—	1,217
Interest expenses carried forward	5,188	664	—	5,852
Other	(1,351)	1,507	2,134	2,290

Net deferred tax assets (liabilities)	(1,186)	28,024	(33,517)	(6,679)

Non-capital loss carryforwards
The Company has accumulated unrecognized deductible temporary differences, unused tax losses and unused tax credits as follows:

	2023	2022
	$	$

Deductible temporary differences	63,695	60,237
Non-capital losses	587,407	394,067
Research and development expenditures	21,760	15,456
	672,862	469,760